Related Party Transactions and Arrangements	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND ARRANGEMENTS

Note 19 – RELATED PARTY TRANSACTIONS AND ARRANGEMENTS

Amounts payable to related parties are summarized as follows:

	March 31, 2023	March 31, 2022
Due to a director and CEO (1) :	$683,560	$1,561,244

(1)	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States.

The Company leases a retail space from Mr. Lei Liu. The lease expires in September 2025. Rent expenses totaled $112,681 and $28,850 for the twelve months ended March 31, 2023 and 2022, respectively. The amounts owed under the lease for the twelve months ended March 31, 2023 were paid to Mr. Liu as of March 31, 2023.